Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended														9 Months Ended								9 Months Ended															1 Months Ended	3 Months Ended
	Mar. 26, 2012	Oct. 28, 2012	Jan. 30, 2011		Jan. 31, 2010	Jan. 29, 2012		Jun. 01, 2009	Jun. 29, 2012 Peachtree Business Products LLC	Jun. 29, 2012 Subsequent Event Peachtree Business Products LLC	Oct. 28, 2012 8.125% Senior Secured First Priority Notes due 2019		Oct. 28, 2012 11% Senior Secured Second Priority Notes due 2020		Oct. 28, 2012 14.875% Senior Notes due 2020		Oct. 28, 2012 13.5% Senior Subordinated Notes due 2015	Oct. 15, 2012 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015		Jan. 31, 2010 13.5% Senior Subordinated Notes due 2015	Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015	Oct. 28, 2012 Refinancing of Debt	Oct. 28, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Aug. 02, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Apr. 12, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Apr. 12, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Subsequent Event	Oct. 28, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Apr. 12, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Apr. 12, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Subsequent Event	Oct. 28, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Apr. 12, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Apr. 12, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Subsequent Event	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Subsequent Event	Apr. 12, 2012 Refinancing of Debt Abl Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Subsequent Event	Nov. 30, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt	Feb. 03, 2013 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt	Nov. 08, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt	Nov. 08, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt Affiliated Entity
Subsequent Event [Line Items]
Proceeds from sale of issued and outstanding equity interests	$ 469
Issuance Senior Notes															813									1,300			300	950	950		675	675		757	757
Note issued, interest rate											8.13%	[1]	11.00%	[1]	14.88%	[1]	13.50% [1]	13.50%	13.50%	[1]	13.50%			13.50%			8.125%	8.125%	8.125%		11.00%	11.00%		14.875%	14.875%
Note issued, maturity date																								2015			2019	2019	2019		2020	2020		2020	2020
Line of credit, borrowing capacity																																				1,000	1,000	1,500	1,500
Line of credit, maturity date																																				2017	2017	2017	2017
Business acquisition, purchase price								16	196	196
Credit facility, extinguished																	930																							930
Note redemption, price																										100.00%				100.00%			100.00%									103.375%
Loss on extinguishment of debt		(220)	(2)		200																				220																37
Note redemption, premium payment		31																																							31
Note redemption, write-off of unamortized deferred debt costs																									46																5
Long Term Debt		6,915	5,249	[2]		5,462	[2]						675		784		1,819		1,820	[2]	1,597	[2]																				889
Accrued interest on redeemed note		23																																								23
Aggregate principal amount																	$ 1						$ 252																				$ 348
Percentage of aggregate principal amount																																											39.00%

[1]	Represents the stated rate of interest, without including the effect of discounts or premiums.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.